Balance Sheet Components - Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Prepaid Expense and Other Assets [Abstract]
Preclinical and clinical	$ 2,128	[1]	$ 847	[1]	$ 1,285
Other	993		131		333
Total	$ 3,121		$ 978		$ 1,618

[1]	A substantial majority of these prepayments consist of advances to our contract manufacturers.